Restricted Net Assets (Details) - Chinese Company Law [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Restricted Net Assets [Line Items]
Percentage rate of registered capital, reserve funds reached, appropriation not required	50.00%
Restricted net assets, amount	$ 246.7
Minimum [Member]
Restricted Net Assets [Line Items]
Portion of net after-tax income to be allocated to statutory surplus reserve fund	10.00%